Stock-based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock-based Compensation

8. Stock-based Compensation

2015 Stock Plan

The Old Sarcos 2015 Equity Incentive Plan (the “2015 Plan”) provided stock option awards, RSUs and RSAs for issuance to Company employees, officers, directors, non-employee agents and consultants. These awards vest over three to five years and are exercisable up to 10 years from the date of grant. Unvested options are forfeited upon termination. Following the closing of the Merger, no further awards will be made under the 2015 Plan. Any forfeited awards will be added to the 2021 Plan.

2021 Stock Plan

On September 15, 2021, the stockholders of the Company approved the Sarcos Technology and Robotics Corporation 2021 Equity Incentive Plan (the “2021 Plan”), and on the Closing Date, the 2021 Plan was approved by the board of directors. The 2021 Plan provides stock option awards, RSUs and RSAs for issuance to Company employees, officers, directors, non-employee agents and consultants. In general, these awards vest over one to four years and are exercisable up to 10 years from the date of grant. The maximum number of shares of Common Stock that may be issued pursuant to the 2021 Plan is (i) 30.0 million shares of Common Stock of the Company plus (ii) any shares of Common Stock subject to stock options and other awards that were assumed in the Business Commination and expire or otherwise terminate without having been exercised in full, are tendered to or withheld by the Company for payment of an exercise price or for tax withholding obligations, or are forfeited to or repurchased by the Company due to failure to vest, with the maximum number of shares to be added to the 2021 Plan pursuant to clause (ii) equal to 12.8 million shares of Common Stock. As of March 31, 2022, 29.6 million shares were available to grant under the 2021 Plan.

The following summarizes the Company’s stock option activity for the three months ended March 31, 2022:

	Options Outstanding
	Number of Shares	Weighted Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding – December 31, 2021	10,027,094	$3.28	7.2	$67,173
Granted	1,010	9.81		—
Exercised	(83,582)	0.78		—
Cancelled	(744,907)	7.21		—
Outstanding – March 31, 2022	9,199,615	$2.99	6.8	$37,590
Exercisable – December 31, 2021	5,176,464	$0.46	5.3	$49,268
Exercisable – March 31, 2022	5,296,422	$0.51	5.1	$32,547

The following summarizes the Company’s employee RSUs activity for the three months ended March 31, 2022:

	Restricted Stock Units Outstanding
	Number of Shares	Weighted-Average Grant-Date Fair Value
Outstanding – December 31, 2021	1,797,474	$8.34
Granted	408	9.81
Released	(731,588)	8.78
Cancelled	(222,746)	8.74
Outstanding – March 31, 2022	843,548	$7.86

The following summarizes the Company’s employee RSAs activity for the three months ended March 31, 2022:

	Restricted Stock Awards Outstanding
	Number of Shares	Weighted-Average Grant-Date Fair Value
Outstanding – December 31, 2021	5,129,222	$8.78
Released	(1,282,305)	8.78
Outstanding – March 31, 2022	3,846,917	$8.78

Sarcos RSA holders are eligible to receive additional shares upon achievement of earn-out targets as discussed in Note 5 above.

The Company recognized stock-based compensation expense in the condensed consolidated statement of operations and comprehensive loss as follows:

	For the three months ended March 31,
(In thousands)	2022	2021
Cost of revenue	$14	$28
Research and development	155	61
Sales and marketing	132	10
General and administrative	10,549	74
Total stock-based compensation expense	$10,850	$173

8. Stock-based Compensation

Equity Incentive Plan

2015 Stock Plan

The 2015 Plan provided stock option awards, RSUs and RSAs for issuance to Company employees, officers, directors, non-employee agents and consultants. These awards vest over three to five years and are exercisable up to 10 years from the date of grant. Unvested options are forfeited upon termination. Following the closing of the Merger, no further awards will be made under the 2015 Plan. Any forfeited awards will be added to the 2021 Plan.

2021 Stock Plan

On September 15, 2021, the stockholders of the Company approved the 2021 Plan, and on the Closing Date, the 2021 Plan was approved by the board of directors. The 2021 Plan provides stock option awards, RSUs and RSAs for issuance to Company employees, officers, directors, non-employee agents and consultants. In general, these awards vest over one to four years and are exercisable up to 10 years from the date of grant. The maximum number of shares of Common Stock that may be issued pursuant to the 2021 Plan is (i) 30,000,000 shares of Common Stock of the Company plus (ii) any shares of Common Stock subject to stock options and other awards that were assumed in the Business Commination and expire or otherwise terminate without having been exercised in full, are tendered to or withheld by the Company for payment of an exercise price or for tax withholding obligations, or are forfeited to or repurchased by the Company due to failure to vest, with the maximum number of shares to be added to the 2021 Plan pursuant to clause (ii) equal to 12,760,600 shares of Common Stock. As of December 31, 2021, 27,842,561 shares were available to grant under the 2021 Plan.

The following summarizes the Company’s stock option activity for the years ended December 31, 2021 and 2020:

	Options Outstanding
	Number of Shares	Weighted Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding – December 31, 2019	7,738,866	$0.49	7.36	$5,848
Granted	1,993,969	1.24
Exercised	(318,564)	0.40
Cancelled	(1,531,184)	0.93
Outstanding – December 31, 2020	7,883,087	0.59	6.83	$5,058
Granted	3,761,109	7.93
Exercised	(158,129)	0.16
Cancelled	(1,458,973)	1.11
Outstanding – December 31, 2021	10,027,094	$3.28	7.23	$67,173
Exercisable – December 31, 2020	5,063,856	$0.33	5.78	$4,592
Exercisable – December 31, 2021	5,176,464	$0.46	5.33	$49,268

The aggregate intrinsic value is the fair market value on the reporting date less the exercise price for each option.

The aggregate intrinsic value of the options exercised was $0.8 million and $0.3 million during the years ended December 31, 2021 and 2020, respectively.

For options granted during the years ended December 31, 2021, and 2020, the weighted average estimated fair value was $4.79 and $0.72 per option, respectively.

The Company utilizes the Black-Scholes option pricing model for estimating the fair value of options granted, which requires the input of subjective assumptions. The Company calculates the fair value of each option grant on the grant date using the following assumptions:

Expected Term—Options granted generally vest over a period of 48 months and expire 10 years from date of grant. The Company uses the simplified method when calculating expected term due to insufficient historical information.

Expected Volatility—Due to insufficient historical information the Company uses a blended approach when calculating expected volatility. The Company uses its historic data for the periods it has been publicly-traded and a benchmark of other comparable public companies’ volatility rates.

Expected Dividend Yield—The dividend yield used is zero as the Company does not have a history of paying dividends on its Common Stock and does not anticipate doing so in the foreseeable future.

Risk-Free Interest Rate—The interest rates used are based on the implied yield available on U.S. Treasury zero-coupon issues with an equivalent remaining term equal to the expected life of the award.

The Company calculated the fair value of option grants on the respective dates of grant using the following weighted average assumptions:

	Years ended
	December 31,	December 31,
	2021	2020
Options
Risk-free interest rate	1.19%	0.51%
Expected term (in years)	6.08	6.06
Expected dividend yield	—%	—%
Expected volatility	66.56%	64.98%

The following summarizes the Company’s employee RSU activity for the years ended December 31, 2021 and 2020:

	Restricted Stock Units Outstanding
	Number of Shares	Weighted- Average Grant-Date Fair Value(1)
Outstanding – December 31, 2019	1,454,642	$8.78
Granted	384,692	3.25
Cancelled	(938,117)	6.51
Outstanding – December 31, 2020	901,217	$8.78
Granted	932,123	7.93
Released	(28,982)	8.78
Cancelled	(6,884)	8.78
Outstanding – December 31, 2021	1,797,474	$8.34

(1) Weighted average grant-date fair values have been updated to reflect the impact of the modification to the RSUs discussed below.

RSUs granted generally include service vesting periods of one to four years. Certain awards granted under the 2015 Plan included vesting conditions related to the completion of a qualifying liquidity event and/or requirements related to the forfeiture of cash compensation.

In April 2021, the Board of Directors of the Company approved a modification that updated the terms of the awards such that the Business Combination would satisfy the liquidity event vesting condition for eight award recipients. Total incremental compensation costs resulting from the modification of these RSUs was $9.7 million, of which $8.4 million was recognized during the year ended December 31, 2021.

The following summarizes the Company’s employee RSAs activity for the year ended December 31, 2021:

	Restricted Stock Awards Outstanding
	Number of Shares	Weighted-Average Grant-Date Fair Value
Outstanding – December 31, 2020	—	$—
Granted	5,129,222	8.78
Outstanding – December 31, 2021	5,129,222	$8.78

As of December 31, 2021, the only holder of RSAs was Mr. Wolff, the Company’s Executive Chairman. The RSAs held by Mr. Wolff vest over a 15-month period following the consummation of a qualifying transaction. For the five-year period prior to the grant of the RSAs, Mr. Wolff had not received any equity compensation from the Company other than RSUs issued in lieu of cash compensation.

The RSAs include vesting acceleration provisions which would result in the award becoming fully vested following a change in control event or upon death of the grantee. The Business Combination was determined to be the qualifying transaction that triggered the commencement of the 15-month vesting period, resulting in the recognition of compensation expense for RSAs of $26.2 million for the year ended December 31, 2021.

Mr. Wolff is eligible to receive additional shares upon achievement of earn-out targets as discussed in Note 5 above. The Company recognized compensation expense of $5.1 million for these earn-out shares during the year ended December 31, 2021.

The Company recognized stock-based compensation expense in the consolidated statement of operations and comprehensive loss as follows:

	December 31,	December 31,
(In thousands)	2021	2020
Cost of revenue	$92	$109
Research and development	446	249
Sales and marketing	814	45
General and administrative	41,766	1,888
Total stock-based compensation expense	$43,118	$2,291

As of December 31, 2021, there was approximately $47.8 million of unrecognized stock-based compensation cost, which is expected to be recognized over an average period of 1.9 years.